Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net Loss	$ (51,796,181)	$ (16,953,032)	$ (17,557,125)
Adjustments to reconcile net loss to net cash provided by operating activities
Depreciation	18,357,377	16,986,584	16,386,426
Impairment loss	15,695,282	0	0
Loss on investment in affiliate	8,840,343	8,620,372	16,985,066
Gain from sale of assets	(402,805)	0	0
Amortization and write off of financing costs	2,108,716	941,733	447,573
Bad debt provisions	130,720	0	124,717
Share based compensation	1,866,431	1,855,253	2,536,702
Write off of capitalized expenses from contract cancellation	0	232,495	0
(Gain) / loss from marketable securities, net	25,529	(1,202,094)	(414,235)
Gain from debt extinguishment	0	0	(1,893,254)
Unrealized gain on interest rate swaps	(504,602)	(834,829)	(2,017,297)
Equity in net income of affiliate, net of dividends received	(471,079)	0	1,202,991
Changes in assets and liabilities:
Trade receivables, net	1,383,932	(6,475,787)	(1,334,013)
Other receivables	(673,144)	129,779	97,564
Prepaid expenses	46,167	(103,672)	157,502
Inventories	(868,623)	(221,313)	(9,444)
Due from related parties	(861,314)	2,336,607	(1,587,798)
Trade accounts payable	75,994	(64,969)	148,323
Accrued expenses	1,285,140	148,956	(467,604)
Due to related parties	84,280	(2,631)	84,705
Deferred income	(504,006)	(829,756)	486,010
Net cash from / (used in) operating activities	(6,181,843)	4,563,696	13,376,809
Cash flow from investing activities
Net proceeds from sale of assets	9,995,000	0	0
Acquisition of vessels and capital expenditures	(110,664,356)	(20,368,088)	(32,042,752)
Proceeds from the sale of marketable securities	498,056	0	0
Repayment from affiliate	0	14,000,000	1,000,000
Return of investment in affiliate	0	135,160	522,918
Other fixed assets	(496,093)	(208,567)	(172,410)
Release of / (increase in) restricted cash	(3,879,172)	0	14,990,000
Net cash used in investing activities	(104,546,565)	(6,441,495)	(15,702,244)
Cash flows from financing activities
Proceeds from long-term debt	179,144,427	0	28,908,750
Repayment of long-term debt	(128,480,615)	(15,427,250)	(32,758,319)
Purchase of treasury stock	(170,460)	0	0
Payment of financing costs	(3,777,546)	(912,441)	(673,709)
Proceeds from the issuance of Class A common shares	42,235,790	34,500,000	10,000,000
Class A common shares offering costs	(2,494,638)	(2,657,438)	(37,919)
Net cash from financing activities	86,456,958	15,502,871	5,438,803
Net increase / (decrease) in cash and cash equivalents	(24,271,450)	13,625,072	3,113,368
Cash and cash equivalents at the beginning of the period	31,301,957	17,676,885	14,563,517
Cash and cash equivalents at the end of the period	7,030,507	31,301,957	17,676,885
Supplemental disclosure of cash flow information
Cash paid during the period for interest (excluding capitalized interest)	5,000,188	5,201,707	5,122,625
Non-cash investing activities - unpaid capital expenditures for acquisition of vessels	572,561	0	0
Non-cash financing activities - unpaid financing costs	$ 395,000	$ 0	$ 269,616